Pension obligations (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule of movement in the net defined benefit obligation
The net amount recognized on the balance sheet comprises:

(in KUSD)	December 31, 2022	December 31, 2021
Present value of defined benefit obligation for funded plan	12,446	14,919
Fair value of plan assets	(12,446)	(11,267)
Deficit of funded plan: liability on the balance sheet	—	3,652
The movement in the net defined benefit obligation over the year is as follows:

(in KUSD)	Present value of obligation		Fair value of plan assets	Total
Defined benefit plan - pension costs:
January 1, 2021	11,809		(8,266)	3,543
Current service cost	1,080		—	1,080
Impact of plan changes	(651)		—	(651)
Interest cost / (income)	23		(16)	7
Defined benefit plan - pension costs	452		(16)	436
Employee contributions	404		(404)	—
Employer contributions	—		(801)	(801)
Transfers from joiners' previous plans	1,968		(1,968)	—
	2,372		(3,173)	(801)
Exchange differences	(382)		269	(113)
Remeasurements:
Change in financial assumptions	(310)		—	(310)
Other actuarial losses	978		—	978
Plan asset gains	—		(81)	(81)
Remeasurements	668	668	(81)	587
December 31, 2021	14,919		(11,267)	3,652

(in KUSD)	Present value of obligation		Fair value of plan assets	Total
Defined benefit plan - pension costs:
January 1, 2022	14,919		(11,267)	3,652
Current service cost	1,234		—	1,234
Impact of plan changes	(171)		—	(171)
Interest cost / (income)	53		(40)	13
Defined benefit plan - pension costs	1,116		(40)	1,076
Employee contributions	466		(466)	—
Employer contributions	—		(967)	(967)
Transfers from joiners' previous plans	6		(6)	—
	472		(1,439)	(967)
Exchange differences	(223)		177	(46)
Remeasurements:
Change in financial assumptions	(3,445)		—	(3,445)
Other actuarial (gains) losses	(393)		194	(199)
Plan asset gains	—		(71)	(71)
Remeasurements	(3,838)	(3,838)	123	(3,715)
December 31, 2022	12,446		(12,446)	—

Schedule of actuarial assumptions
The principal actuarial assumptions used for accounting purposes are as follows for all periods presented:

	2022	2021
Discount rate	2.30%	0.35%
Interest credited on savings accounts	2.30%	0.35%
Future salary increases	1.50%	1.50%
Future pension increases	0.00%	0.00%

Schedule of actuarial assumptions	The average life expectancy in years after retirement of a pensioner retiring at age 65 (male) and 64 (female) on the balance sheet date is as follows:

	2022	2021
Male	22.70	22.57
Female	25.48	25.37

Schedule of sensitivity of defined benefit obligation	The sensitivity of the defined benefit obligation and of the service cost to changes in the weighted principal assumption is:

2022	Increase in assumption	Impact on defined benefit obligation and service cost	Decrease in assumption	Impact on defined benefit obligation and service cost
Discount rate	0.25%	(4.00)%	(0.25)%	4.30%
Future salary increases	0.50%	0.30%	(0.50)%	(0.30)%
Interest credited on savings accounts	0.50%	2.20%	(0.50)%	(2.10)%
Future pension increases	0.50%	5.60%	(0.50)%	(5.10)%

2021	Increase in assumption	Impact on defined benefit obligation and service cost	Decrease in assumption	Impact on defined benefit obligation and service cost
Discount rate	0.25%	(4.90)%	(0.25)%	5.30%
Future salary increases	0.50%	0.60%	(0.50)%	(0.60)%
Interest credited on savings accounts	0.50%	2.70%	(0.50)%	(2.60)%
Future pension increases	0.50%	6.70%	(0.50)%	(6.10)%

Schedule of plan assets
Investments by asset class are as follows:

(in KUSD)	December 31, 2022	December 31, 2021
Cash	793	85
Bonds	6,586	6,320
Shares	553	531
Real estates and mortgages	3,602	3,457
Alternative investments	912	875
	12,446	11,268

Schedule of defined benefit plan reserves
The movement in the defined benefit plan reserves (included in “Other reserves”) is as follows:

(in KUSD)	2022	2021
January 1	(3,281)	(2,694)
Remeasurements of defined benefit pension plan	3,715	(587)
December 31	434	(3,281)